CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Operating costs	$ 4,725,017	$ 159,947
Franchise tax expense	50,483	69,945
Loss from operations	(4,775,500)	(229,892)
Unrealized gain on investments held in Trust Account	130,025	98,582
Change in fair value of warrant liabilities	2,226,669	(9,933,330)
Net income	(2,418,806)	(10,850,513)
Non Redeemable Common Class B
Net income	$ (2,418,806)
Basic and diluted weighted average shares outstanding	12,500,000
Basic and diluted net loss per share	$ (0.20)
Common Class A subject to possible redemption
Unrealized gain on investments held in Trust Account	$ 130,025	$ 88,498
Basic and diluted weighted average shares outstanding	50,000,000	44,885,287
Basic and diluted net loss per share	$ 0.00	$ 0.00
Non-Redeemable Common Class A and B
Net income		$ (10,850,513)
Basic and diluted weighted average shares outstanding		17,614,713
Basic and diluted net loss per share		$ (0.62)